Short-term Loan (Details)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 HSBC agreement	Dec. 31, 2013 HSBC USD ($)	Dec. 31, 2013 HSBC CNY	Dec. 31, 2014 HSBC Short-term loan one, due 12 months USD ($)	Dec. 31, 2014 HSBC Short-term loan one, due 12 months CNY	Dec. 31, 2014 HSBC Short-term loan two, due 12 months USD ($)	Dec. 31, 2014 HSBC Short-term loan two, due 12 months CNY	Dec. 31, 2014 HSBC Short-term loan three, due 3 months USD ($)	Dec. 31, 2014 HSBC Short-term loan three, due 3 months CNY	Dec. 31, 2014 JPMorgan Chase & Co. USD ($)	Dec. 31, 2014 JPMorgan Chase & Co. CNY
Short-term loan	$ 330,378,000	2,049,865,000	975,504,000		$ 161,100,000	975,500,000	$ 110,000,000	673,100,000	$ 90,000,000	550,700,000	$ 45,000,000	275,400,000	$ 90,000,000	550,700,000
Short-term loan, fixed interest rate (as a percent)					1.25%	1.25%	1.15%	1.15%	1.15%	1.15%	0.96%	0.96%	0.96%	0.96%
Short-term loan, maturity term					12 months	12 months	12 months	12 months	12 months	12 months	3 months	3 months	12 months	12 months
Number of short-term loans				3
Deposits to secure short-term loan														614,200,000